LEASES - Summary of operating leases - (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
LEASES
Operating lease ROU assets	¥ 13,067,129	$ 1,840,493	¥ 14,850,283	$ 2,339,290	¥ 17,245,924
Operating lease liabilities - current	3,524,558	496,431	4,322,252	680,863	3,785,642
Operating lease liabilities - non-current	¥ 10,403,843	$ 1,465,371	¥ 10,605,260	$ 1,670,593	¥ 13,550,359
Weighted average remaining lease term	3 years	3 years	3 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Weighted average discount rate	4.80%	4.80%	4.80%	4.80%	5.00%